Summary of Changes in Level 3 Financial Liabilities (Detail)	12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Interest Rate Swap CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	1,227,577,000		$ 155,549,000	1,227,577,000
Less: Unrealized gains - change in fair value (note 12)	(198,547,000)	9,040,000		(198,547,000)
Less: foreign exchange gains (note 12)	(57,337,000)	(6,848,000)		(57,337,000)
Add: Interest rate swap transaction (note 12)					7,315,000
Ending Balance	979,008,000	1,227,577,000	$ 155,549,000	979,008,000